Operating Expenses by Nature - Schedule of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
External research and development costs	$ 51,803	$ 70,531	$ 49,480
Staff costs (note 16)	19,643	24,556	19,537
Professional fees	3,994	7,072	3,871
Rents	22	21	827
Travel expenses	156	1,398	1,044
Patent registration costs	813	882	1,002
Depreciation	721	737	109
Other	2,566	1,914	1,299
Total operating expenses by nature	$ 79,718	$ 107,111	$ 77,169